Debt (ECAPS Subordinated Notes Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2005 USD ($) item	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 29,806,843,000		$ 30,402,392,000
Notes payable	29,806,843,000		30,402,392,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,564,045,000		1,064,042,000
Notes payable	1,564,045,000		1,064,042,000
Subordinated Debt [Member] | ECAPs Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,000,000,000		1,000,000,000
Face amount		$ 1,000,000,000
Debt, maturity	2065
Number of tranches | item		2
Notes payable	$ 1,000,000,000		$ 1,000,000,000
Subordinated Debt [Member] | ECAPS Subordinated Debt $600 Million Tranche [Member]
Debt Instrument [Line Items]
Face amount	600,000,000
Subordinated Debt [Member] | ECAPS Subordinated Debt $400 Million Tranche [Member]
Debt Instrument [Line Items]
Face amount	$ 400,000,000
Debt, fixed interest rate	6.25%
Subordinated Debt [Member] | LIBOR [Member] | ECAPS Subordinated Debt $600 Million Tranche [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.55%
Subordinated Debt [Member] | LIBOR [Member] | ECAPS Subordinated Debt $400 Million Tranche [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.80%